Note 9 - EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
EARNINGS (LOSS) PER SHARE

The Company computes earnings (loss) per share in accordance with ASC 260 “Earning Per Share”. Basic net earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per share is computed by dividing net income (loss) by the sum of the weighted-average number of common shares outstanding and if dilutive, the potential common shares outstanding during the period. The treasury stock transaction resulted in an immediate reduction in outstanding shares used to calculate the weighted-average common shares outstanding for both basic and diluted earnings (loss) per share. Up to December 31, 2012, the Company had repurchased 1,900 shares.

The following table sets forth the computation of basic and diluted earnings (loss) attributable to common shareholders per share:

	Year ended December 31,
	2010	2011	2012
Numerator:
Income (loss) attributable to APWC from continuing operations	$ 14,142	$ (6,832)	$ 10,949
Income (loss) attributable to APWC from discontinued operations	(2)	1,393	–
Net income (loss) attributable to APWC	$ 14,140	$ (5,439)	$ 10,949
Denominator (in number of shares):
Weighted-average common shares outstanding - basic and diluted	13,830,769	13,830,769	13,830,751
Earnings (loss) per share - basic and diluted
Continuing operations	$ 1.02	$ (0.49)	$ 0.79
Discontinued operations	–	0.10	–
Total earnings (loss) per share - basic and diluted	$ 1.02	$ (0.39)	$ 0.79

Income (Loss) from continuing operations attributable to non controlling interests are $ 11,249, $ 2,902, $7,961, for the years ended December 31, 2010, 2011 and 2012 respectively.